Unaudited Condensed Consolidated Statements of Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance, value at Dec. 31, 2021	$ 1,100		$ (51,810)	$ (38)	$ (50,748)
Balance at beginning, shares at Dec. 31, 2021	110,000,000
Net loss			(3,000)		(3,000)
Foreign currency translation adjustment				(11)	(11)
Ending balance, value at Mar. 31, 2022	$ 1,100		(54,810)	(49)	(53,759)
Balance at ending, shares at Mar. 31, 2022	110,000,000
Net loss			(3,000)		(3,000)
Foreign currency translation adjustment				260	(260)
Ending balance, value at Jun. 30, 2022	$ 1,100		(57,810)	211	(56,499)
Balance at ending, shares at Jun. 30, 2022	110,000,000
Beginning balance, value at Dec. 31, 2022	$ 1,100		(195,823)	409	(194,314)
Balance at beginning, shares at Dec. 31, 2022	110,000,000
Issuance of shares	$ 201	96,999			97,200
Issuance of shares, shares	20,097,000
Net loss			(23,843)		(23,843)
Foreign currency translation adjustment				(9)	(9)
Ending balance, value at Mar. 31, 2023	$ 1,301	96,999	(219,666)	400	(120,966)
Balance at ending, shares at Mar. 31, 2023	130,097,000
Net loss			(4,230)		(4,230)
Foreign currency translation adjustment				(2,592)	(2,592)
Ending balance, value at Jun. 30, 2023	$ 1,301	$ 96,999	$ (223,896)	$ (2,192)	$ (127,788)
Balance at ending, shares at Jun. 30, 2023	130,097,000